Intangible Assets (Details) - Schedule of Intangible Assets - Developed Technology Rights [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Developed technology, gross	$ 1,345,000	$ 604
Accumulated Amortization	(4,110)	(341)
Developed technology, net	$ 1,340,890	$ 263